PENN SERIES LARGE CORE VALUE FUND
FUND SUMMARY: LARGE CORE VALUE FUND
Investment Objective
The investment objective of the Large Core Value Fund (the “Fund”) is to seek total return.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable contracts that invest in the Fund also should refer to the variable contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PENN SERIES LARGE CORE VALUE FUND Large Core Value Fund
Investment Advisory Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.88%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs would be the same whether you stayed in the Fund or sold your shares at the end of each period. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PENN SERIES LARGE CORE VALUE FUND Large Core Value Fund	90	281	488	1,084

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
PENN SERIES LARGE CORE VALUE FUND Large Core Value Fund	90	281	488	1,084

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests primarily in value stocks of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of large capitalization companies. For this Fund, large capitalization companies are those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Value Index at the time of purchase (as of March 31, 2013, the median capitalization was $5.86 billion). Because the Fund's definition of large capitalization companies is dynamic, it will change with the markets. Value stocks are stocks that, in the opinion of the Sub-Adviser, are inexpensive or undervalued relative to the overall stock market.

The Fund primarily invests in dividend-paying stocks, but may also invest in non-income producing stocks. The Fund may invest in real estate investment trusts ("REITs"). The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. Securities of foreign issuers that are represented by American Depositary Receipts ("ADRs") are not subject to this restriction.

The Sub-Adviser may consider a company's earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company's business franchises and management team, sustainability of a company's competitiveness, and estimates of a company's net value when selecting securities. The Sub-Adviser may sell a security when the Sub-Adviser's price objective for the security is reached, the fundamentals of the company deteriorate, a security's price falls below acquisition cost or to pursue more attractive investment options.

The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower Fund performance.
Principal Risks of Investing
Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund's performance could be reduced.

"Value" Investing Risk.  Because of its "value" style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong.

Depositary Receipt Risk.  ADRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market.

Foreign Investment Risk.  The Fund's investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Emerging Market Risk.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries.

REITs Risk.  The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs, are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

Portfolio Turnover Risk.  The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Fund's performance.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning long-term growth of capital and income.
Performance Information
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
14.96%	-16.11%
9/30/09	9/30/11

Average Annual Total Return (for Periods Ended December 31, 2012)
Average Annual Total Returns PENN SERIES LARGE CORE VALUE FUND	1 Year	Since Inception	Inception Date
Large Core Value Fund	15.58%	0.94%	Aug. 25, 2008
Russell 1000® Value Index (reflects no deduction for expenses and taxes)	17.51%	3.86%	Aug. 25, 2008